Cover	Dec. 02, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 02, 2022
Entity File Number	001-39960
Entity Registrant Name	Z-Work Acquisition Corp.
Entity Central Index Key	0001828438
Entity Tax Identification Number	85-3333982
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	575 Fifth Avenue, 15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	626
Local Phone Number	867-7295
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one share of Class A common stock and one-third of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-third of one Redeemable Warrant
Trading Symbol	ZWRKU
Security Exchange Name	NASDAQ
Shares of Class A common stock, par value $0.0001 per share, included as part of Units
Title of 12(b) Security	Shares of Class A common stock, par value $0.0001 per share, included as part of Units
Trading Symbol	ZWRK
Security Exchange Name	NASDAQ
Redeemable Warrants, each exercisable for one share Class A Common Stock for $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each exercisable for one share Class A Common Stock for $11.50 per share
Trading Symbol	ZWRKW
Security Exchange Name	NASDAQ